Related-party Transactions (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Due to a related party						$ 1,320
Equity Contribution for Working Capital			$ 9,988			0
Professional fees	$ 58,847	$ 61,314	0	$ 155,827	$ 61,314	130,642
Chief Executive Officer
Equity Contribution for Working Capital			2,500
F Squared Enterprises LLC
Equity Contribution for Working Capital			$ 7,488
F Squared Enterprises LLC | Chief Executive Officer
Ownership percent of entity, unrelated to company			100.00%
Tribal Knowledge Health LLC
Professional fees						$ 22,512